Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Computer and Software
Concentration Risk [Line Items]
Estimated useful life of property and equipment	3 years
Laboratory Equipment
Concentration Risk [Line Items]
Estimated useful life of property and equipment	5 years
Furniture, Fixtures, and Office Equipment
Concentration Risk [Line Items]
Estimated useful life of property and equipment	8 years
Building
Concentration Risk [Line Items]
Estimated useful life of property and equipment	15 years